UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Quality Income Fund
Class A / AUGAX
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 90	0.90%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(0.52)	(2.00)	0.37
Class A (including sales charges)	(3.49)	(2.60)	0.07
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment
of distributions.Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are
available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of
fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage- Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia
Management
Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund
Advisor Class / CUVRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 64	0.64%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	(0.27)	(1.74)	0.62
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information
, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund
Class C
/
AUGCX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 164	1.65%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	(1.26)	(2.71)	(0.38)
Class C (including sales charges)	(2.21)	(2.71)	(0.38)
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to
those bonds
that
would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund
Institutional Class / CUGZX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 64	0.64%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(0.27)	(1.74)	0.62
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions
or
on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management
Investment
Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund
Institutional 2 Class / CGVRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 55	0.55%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	(0.18)	(1.65)	0.72
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories
ranging
from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of
the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund
Institutional 3 Class / CUGYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 50	0.50%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	(0.15)	(1.61)	0.77
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
(a)
The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers,
LLC
.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant		Amount billed to the registrant's investment advisor
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Audit fees (a)	$52,505	$50,490	$0	$0
Audit-related fees (b)	$0	$0	$0	$0
Tax fees (c)	$12,850	$12,850	$0	$0
All other fees (d)	$0	$0	$0	$0
Non-audit fees (g)	$0	$0	$581,000	$577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Quality Income Fund
Annual Financial Statements and Additional Information
May 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Quality Income Fund | 2024

Portfolio of Investments
May 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 14.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	2,254,429	2,263,976
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	4,000,000	4,036,434
Subordinated Series 2024-1PL Class C
04/25/2031	6.420%	3,850,000	3,845,485
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	1,915,235	1,926,366
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,250,000	4,304,389
Subordinated Series 2023-B Class B
09/15/2028	7.440%	4,000,000	4,043,352
Affirm Asset Securitization Trust(a),(b),(c),(d),(e)
Subordinated Series 2024-X1 Class CERT
05/15/2029	0.000%	32,000	2,939,702
Apidos CLO XXVIII(a),(f)
Series 2017-28A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/20/2031	7.286%	8,000,000	8,011,256
Carlyle Global Market Strategies CLO Ltd.(a),(f)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.290%	6,750,000	6,749,980
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	7.010%	14,725,000	14,728,343
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	1,197,658	1,196,516
Madison Park Funding XVIII Ltd.(a),(f)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	7.486%	17,075,000	17,084,938
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	940,780	941,139
Subordinated Series 2022-3A Class B
11/15/2032	5.950%	2,000,000	1,994,729
MPOWER Education Trust(a)
Subordinated Series 2024-A Class B
07/22/2041	8.350%	3,000,000	2,920,623
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netcredit Combined Receivables LLC(a),(e)
Series 2023-A Class A
12/20/2027	7.780%	1,130,429	1,135,375
OZLM XI Ltd.(a),(f)
Series 2015-11A Class A2R
3-month Term SOFR + 2.012% 10/30/2030	7.341%	7,000,000	7,012,845
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	1,207,434	1,192,883
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	492,624	491,643
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	3,228,081	3,259,177
Series 2023-3 Class A
12/16/2030	7.600%	2,766,264	2,782,407
Series 2023-8 Class A
06/16/2031	7.299%	1,673,345	1,686,882
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	9,998,678	9,798,684
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	4,999,515	5,037,487
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	3,999,444	4,078,839
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	3,999,966	4,097,447
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	1,999,487	2,032,894
Subordinated Series 2024-2 Class B
08/15/2031	6.611%	13,743,906	13,782,804
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	5,200,000	5,209,979
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	7,000,000	7,008,599
Palmer Square Loan Funding Ltd.(a),(f)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.340%	12,000,000	11,983,644
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,852,262	2,753,455
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 1 LLC(a),(f)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	7.190%	7,800,000	7,818,104
RR 3 Ltd.(a),(f)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.990%	6,500,000	6,509,269
Sound Point IV-R CLO Ltd.(a),(f)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	7.339%	10,000,000	9,996,460
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	1,580,952	1,593,923
Series 2023-1A Class A
04/15/2029	7.580%	3,064,182	3,093,162
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	4,046,788	4,026,896
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	632,246	628,600
Series 2021-ST8 Class A
10/20/2029	1.750%	873,324	865,725
Series 2021-ST9 Class A
11/20/2029	1.700%	771,524	763,563
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	907,496	907,863
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	5,510,214	5,431,409
Total Asset-Backed Securities — Non-Agency (Cost $201,471,685)			201,967,246

Commercial Mortgage-Backed Securities - Agency 0.5%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.835%	12,696,780	635,418
Series 2019-118 Class IO
06/16/2061	0.811%	19,336,122	975,109
Series 2019-131 Class IO
07/16/2061	0.802%	24,791,213	1,393,931
Series 2019-134 Class IO
08/16/2061	0.652%	16,936,540	729,125
Series 2019-139 Class IO
11/16/2061	0.671%	17,572,347	761,002
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-19 Class IO
12/16/2061	0.718%	17,874,207	859,061
Series 2020-3 Class IO
02/16/2062	0.615%	18,860,710	768,983
Total Commercial Mortgage-Backed Securities - Agency (Cost $18,568,945)			6,122,629

Commercial Mortgage-Backed Securities - Non-Agency 3.5%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,700,000	2,643,753
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	1,437,752
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	2,278,046
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	8,700,000	655,169
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,220,232	17,637,627
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class D
11/10/2036	3.177%	5,500,000	5,024,093
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,000,000	7,756,752
SFO Commercial Mortgage Trust(a),(f)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.581%	4,750,000	4,541,717
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.931%	6,225,000	5,788,371
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $64,696,633)			47,763,280

Residential Mortgage-Backed Securities - Agency 91.7%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	15,172,494	13,230,310
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(f),(h)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	0.762%	20,283,442	2,152,710
Federal Home Loan Mortgage Corp.
10/01/2024- 12/01/2052	5.000%	20,305,015	19,927,053
06/01/2030	5.500%	942,947	942,837
05/01/2036	2.000%	5,233,200	4,599,914
03/01/2042- 05/01/2052	3.500%	45,035,231	40,462,713
11/01/2043- 08/01/2052	3.000%	35,832,826	30,873,176
08/01/2044- 12/01/2052	4.000%	32,384,493	29,795,825
02/01/2051	2.500%	20,959,725	17,251,917
Federal Home Loan Mortgage Corp.(j)
08/01/2041	4.500%	1,708,241	1,650,734
Federal Home Loan Mortgage Corp.(f),(h)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	0.512%	2,941,098	233,575
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	0.512%	4,261,849	341,028
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.462%	1,850,310	184,144
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	0.512%	3,825,971	409,618
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.161%	3,172,174	220,530
CMO Series 4935 Class JS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	0.612%	6,959,414	763,200
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	0.412%	5,233,898	460,299
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.642%	11,429,186	1,434,742
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.612%	15,043,176	1,944,246
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.532%	3,984,085	310,132
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	0.562%	1,443,317	115,665
Federal Home Loan Mortgage Corp.(h)
CMO Series 304 Class C69
12/15/2042	4.000%	1,112,253	212,555
CMO Series 4139 Class CI
05/15/2042	3.500%	1,520,485	117,228
CMO Series 4147 Class CI
01/15/2041	3.500%	558,984	13,133
CMO Series 4177 Class IY
03/15/2043	4.000%	3,256,966	487,524
CMO Series 4215 Class IL
07/15/2041	3.500%	245,759	8,657
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4068 Class GI
09/15/2036	0.293%	2,045,148	166,195
CMO Series 4107 Class KS
06/15/2038	0.178%	1,769,548	65,309
Federal Home Loan Mortgage Corp. REMICS
CMO Series 204378 Class ZB
08/15/2044	3.000%	11,049,091	9,627,028
CMO Series 204763 Class ZW
08/15/2047	4.000%	12,834,917	11,771,571
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(f),(h)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	0.662%	24,000,981	2,341,250
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.562%	32,682,812	2,916,778
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	19,594,731	3,329,370
Federal National Mortgage Association
11/01/2034- 05/01/2052	3.500%	44,759,554	40,551,834
02/01/2035- 09/01/2053	5.000%	45,788,821	44,482,993
03/01/2036- 08/01/2041	4.500%	7,448,390	7,191,294
06/01/2036- 01/01/2052	2.000%	134,745,054	106,191,519
09/01/2036	6.500%	996,701	1,026,611
01/01/2042	4.000%	1,343,022	1,254,348
11/01/2046- 06/01/2052	3.000%	70,304,794	60,334,077
12/01/2050- 05/01/2051	2.500%	38,044,621	31,580,230
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,442,714	3,951,787
Federal National Mortgage Association(j)
08/01/2052	4.000%	35,202,568	32,398,243
Federal National Mortgage Association(f),(h)
CMO Series 2005-74 Class NI
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 05/25/2035	0.642%	4,380,614	150,536
CMO Series 2007-54 Class DI
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2037	0.662%	3,853,725	253,299
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	0.662%	410,714	1,148
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.712%	6,370,514	682,853
CMO Series 2016-101 Class SK
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2047	0.512%	13,933,547	1,416,537
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	0.412%	8,071,350	915,539
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	0.562%	11,533,773	1,243,364
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	0.562%	10,004,145	967,553
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.712%	7,809,098	863,532
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	26,189,861	690,648
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	0.712%	5,822,905	623,486
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.612%	16,381,929	1,542,955
CMO Series 2019-57 Class AS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.612%	10,495,126	1,049,613
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-77 Class SP
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2050	0.512%	14,019,728	1,520,604
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	0.642%	16,046,368	2,092,007
Federal National Mortgage Association(g),(h)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,130,573	21
Federal National Mortgage Association(h)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	840,559	27,991
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,406,793	128,429
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,472,965	211,048
CMO Series 2013-16
01/25/2040	3.500%	619,466	10,027
CMO Series 2020-55 Class MI
08/25/2050	2.500%	18,737,210	3,036,251
CMO Series 417 Class C4
02/25/2043	3.500%	5,719,124	1,108,758
Federal National Mortgage Association REMICS(f),(h)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	0.712%	11,815,813	1,279,360
Federal National Mortgage Association REMICS
CMO Series 2016-23 Class Z
04/25/2046	3.500%	8,686,248	7,778,097
Federal National Mortgage Association REMICS(h)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	14,356,543	2,434,308
CMO Series 2021-54 Class LI
04/25/2049	2.500%	20,100,237	2,739,439
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	4,840,820	3,898,035
Freddie Mac REMICS(f),(h)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	0.612%	22,248,097	2,087,305
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	119,185	122,960
01/15/2039- 08/20/2040	5.000%	4,219,589	4,219,447
01/20/2051	2.000%	13,546,544	10,863,005
04/20/2051	2.500%	23,169,068	18,744,022
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	20,013,315	19,594,897
Government National Mortgage Association(j)
04/20/2048	4.500%	6,411,872	6,148,602
05/20/2051	2.500%	47,392,223	38,340,734
Government National Mortgage Association(h)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	2,229,689	306,339
CMO Series 2014-131 Class EI
09/16/2039	4.000%	4,043,691	298,754
CMO Series 2015-175 Class AI
10/16/2038	3.500%	9,536,594	787,270
CMO Series 2020-138 Class IN
09/20/2050	2.500%	12,461,019	1,681,353
CMO Series 2020-142 Class GI
09/20/2050	3.000%	7,374,446	1,151,447
CMO Series 2020-191 Class TI
12/20/2050	2.500%	9,005,296	1,041,879
CMO Series 2020-191 Class UC
12/20/2050	4.000%	16,534,134	3,359,018
CMO Series 2021-1 Class IB
01/20/2051	2.500%	19,138,967	2,691,706
CMO Series 2021-111 Class AI
06/20/2051	2.500%	17,286,931	2,405,867
CMO Series 2021-119 Class LI
07/20/2051	3.000%	19,758,814	3,147,301
CMO Series 2021-122 Class HI
11/20/2050	2.500%	16,783,219	2,114,681
CMO Series 2021-142 Class IX
08/20/2051	2.500%	22,792,371	3,112,791
CMO Series 2021-146 Class IK
08/20/2051	3.500%	20,781,624	4,041,174
CMO Series 2021-158 Class VI
09/20/2051	3.000%	17,067,772	2,713,535
CMO Series 2021-159 Class IP
09/20/2051	3.000%	12,908,842	2,035,171
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	21,971,925	3,729,515
CMO Series 2021-27 Class IN
02/20/2051	2.500%	11,976,935	1,680,520
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-67 Class GI
04/20/2051	3.000%	18,645,088	3,146,027
CMO Series 2021-8 Class BI
01/20/2051	2.500%	18,119,171	2,612,168
CMO Series 2021-8 Class IO
01/20/2051	3.000%	33,545,022	5,528,901
Government National Mortgage Association(f),(h)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	0.766%	9,207,529	997,174
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.765%	5,745,570	521,497
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.765%	7,176,736	670,462
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.765%	5,293,011	435,183
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.715%	3,442,502	297,924
CMO Series 2018-147 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.765%	8,868,583	823,901
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.715%	6,936,369	623,699
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	0.765%	6,586,756	708,858
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.765%	4,080,663	362,532
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.765%	4,697,497	412,571
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.765%	6,413,998	689,743
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.765%	5,533,860	449,197
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.665%	12,018,334	1,282,245
CMO Series 2019-119 Class GS
-1.0 x 1-month Term SOFR + 5.986% Floor 0.400%, Cap 6.100% 09/20/2049	0.665%	6,948,280	538,537
CMO Series 2019-21 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.615%	6,029,231	468,644
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.615%	6,539,065	703,446
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	0.665%	11,436,486	1,006,861
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	0.616%	14,597,195	1,905,934
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.665%	15,013,978	1,472,841
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.765%	11,128,239	1,122,006
CMO Series 2020-125 Class AS
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	0.815%	17,795,836	1,841,937
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	0.815%	12,425,571	1,315,163
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.615%	14,479,046	1,182,664
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	0.665%	10,903,401	1,223,523
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.865%	19,690,876	2,226,117
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	144,902,747	303,267
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.865%	21,423,291	2,328,712
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	0.647%	22,072,918	1,772,740
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	0.657%	18,794,786	1,491,857
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	0.727%	30,940,061	2,490,406
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	0.615%	26,999,290	2,318,326
CMO Series 2022-190 Class GS
-1.0 x 1-month Term SOFR + 6.150% Cap 6.150% 07/20/2049	0.715%	31,482,933	3,122,087
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	1.527%	26,053,121	2,308,465
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.615%	29,435,662	2,577,778
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.407%	15,481,030	811,757
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.615%	33,678,465	3,122,728
CMO Series 2023-115 Class SB
-1.0 x 30-day Average SOFR + 5.820% Cap 5.820% 08/20/2053	0.497%	15,294,865	464,156
CMO Series 2023-133 Class HS
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.177%	50,968,498	2,841,137
CMO Series 2023-140 Class SJ
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.177%	16,293,381	1,024,262
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.615%	24,317,983	2,356,828
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	0.827%	24,399,270	2,040,457
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.615%	23,675,436	2,219,738
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.027%	16,578,190	1,347,054
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	0.727%	16,190,501	1,021,849
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	0.077%	32,865,589	1,678,741
Government National Mortgage Association(f)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	2.803%	2,570,059	2,286,952
Government National Mortgage Association(c),(e)
CMO Series 2024-80 Class DT
05/20/2064	3.000%	12,351,732	10,664,949
CMO Series 2024-80 Class PT
05/20/2064	3.500%	17,361,056	15,500,168
Government National Mortgage Association TBA(k)
06/20/2054	3.000%	17,000,000	14,683,585
06/20/2054	4.500%	65,000,000	61,453,955
Uniform Mortgage-Backed Security TBA(k)
06/18/2039	2.500%	20,000,000	17,963,510
06/18/2039- 06/13/2054	3.000%	95,000,000	82,709,820
06/13/2054	2.000%	29,000,000	22,368,128
06/13/2054	3.500%	99,927,560	87,606,448
06/13/2054	4.500%	115,000,000	107,679,318
06/13/2054	5.000%	19,000,000	18,284,932
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/13/2054	5.500%	8,000,000	7,870,231
06/13/2054	6.000%	20,000,000	20,027,468
Total Residential Mortgage-Backed Securities - Agency (Cost $1,369,445,316)			1,241,720,197

Residential Mortgage-Backed Securities - Non-Agency 18.0%

A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	2,532,836	2,519,961
Antler Mortgage Trust(a),(c),(e),(g)
CMO Series 2024-RTL1
05/25/2026	9.417%	7,000,000	7,000,000
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,430,328
BVRT Financing Trust(a),(c),(e),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	7,857,113	7,857,113
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	6,664,245	6,189,955
CMO Series 2023-1 Class M1
03/25/2058	8.284%	6,144,000	6,221,482
CMO Series 2023-3 Class A1
07/25/2058	7.100%	5,968,668	5,982,352
CMO Series 2023-4 Class A1
09/25/2058	7.573%	4,109,141	4,167,114
CMO Series 2023-4 Class M1
09/25/2058	8.449%	5,480,320	5,671,112
CIM Trust(a),(g)
CMO Series 2020-R3 Class A1B
01/26/2060	4.000%	8,500,000	7,231,826
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	1,936,086	1,907,367
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	2,451,389	2,404,823
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-11 Class 1A2
02/25/2037	6.425%	154,137	150,083
CMO Series 2014-A Class B2
01/25/2035	5.461%	550,254	536,071
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,672,877	2,532,109
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(f)
CMO Series 2022-R02 Class 2M2
30-day Average SOFR + 3.000% 01/25/2042	8.324%	10,000,000	10,287,500
CSMC Trust(a),(g)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	1,714,258	1,673,738
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	5,017,082	4,173,091
FIGRE Trust(a),(g)
Subordinated CMO Series 2023-HE3 Class C
01/25/2042	7.310%	1,797,401	1,819,831
Freddie Mac STACR(f)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	3,875,848	3,764,287
Freddie Mac STACR REMIC Trust(a),(f)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.074%	4,000,000	4,275,547
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.824%	7,000,000	7,857,565
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c),(e),(f)
CMO Series 2019-CS02 Class M2
1-month Term SOFR + 0.000% 02/25/2032	4.506%	3,185,198	3,170,268
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.074%	4,500,000	4,796,462
GCAT LLC(a),(g)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,813,235	1,673,319
GCAT Trust(a),(g)
CMO Series 2023-NQM4 Class A1
05/25/2067	4.250%	6,090,193	5,613,661
Imperial Fund Mortgage Trust(a),(g)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	7,289,802	6,008,336
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	3,802,778	3,726,669
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	10,000,000	10,019,825
Mello Mortgage Capital Acceptance(a),(g)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	2,789,000	2,423,785
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.226%	7,642,429	384,492
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,345,581
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	4.004%	12,000,000	8,679,355
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	2,010,852	1,859,978
OBX Trust(a),(g)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	4,023,794
PMT Credit Risk Transfer Trust(a),(f)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.193%	1,674,571	1,679,450
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	5,785,096	5,573,723
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	3,520,467	3,428,183
CMO Series 2022-NQM1 Class M1
08/25/2067	5.433%	6,000,000	5,512,489
CMO Series 2023-RCF2 Class A3
11/25/2053	4.000%	5,000,000	4,549,108
PRET LLC(a),(g)
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	8,000,000	7,940,374
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	6,498,725	6,470,839
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,631,521	2,549,317
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	4,273,714	3,890,139
PRPM LLC(a),(g)
CMO Series 2024-RCF1 Class A2
01/25/2054	4.000%	3,600,000	3,279,227
CMO Series 2024-RCF1 Class A3
01/25/2054	4.000%	2,700,000	2,447,393
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(f)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	7.175%	175,779	175,825
RCO Mortgage LLC(a),(g)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	4,318,895	4,293,519
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.041%	5,000,000	3,800,355
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	1,162,681	1,126,232
Saluda Grade Alternative Mortgage Trust(a),(c),(e),(g)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	3,983,083	6,783,589
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,224,000	3,974,157
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	4,980,785	4,832,626
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRTL1 Class M1
02/25/2039	9.162%	4,000,000	4,024,973
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	3,440,117	3,383,504
Vendee Mortgage Trust(g),(h)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	273,919	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	322,054	0
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(g)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	5,772,152
CMO Series 2023-INV1 Class M1
02/25/2068	7.560%	4,200,000	4,250,803
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	2,018,291	1,791,268
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $242,427,731)			243,908,025

Call Option Contracts Purchased 0.5%
Value ($)
(Cost $15,290,500)	7,284,519

Put Option Contracts Purchased 0.3%

(Cost $4,680,390)	3,607,567

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(l),(m)	38,067,076	38,059,462
Total Money Market Funds (Cost $38,058,242)		38,059,462
Total Investments in Securities (Cost: $1,954,639,442)		1,790,432,925
Other Assets & Liabilities, Net		(436,561,639)
Net Assets		1,353,871,286
At May 31, 2024, securities and/or cash totaling $14,692,341 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	17	09/2024	USD	3,462,953	368	—
U.S. Treasury 5-Year Note	6,558	09/2024	USD	693,815,906	—	(519,951)
Total					368	(519,951)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(626)	09/2024	USD	(72,655,125)	561,045	—
U.S. Treasury 10-Year Note	(4,977)	09/2024	USD	(541,482,047)	1,155,794	—
U.S. Treasury Ultra Bond	(4)	09/2024	USD	(489,750)	6,166	—
Total					1,723,005	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	65,000,000	65,000,000	3.80	04/10/2025	1,995,500	1,319,012
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	09/20/2024	4,500,000	923,310
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	95,000,000	95,000,000	4.00	11/06/2024	2,850,000	1,608,141
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	40,000,000	40,000,000	3.75	11/29/2024	1,268,000	448,648
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	120,000,000	120,000,000	3.80	09/20/2024	1,542,000	460,248
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	4.00	05/07/2025	3,135,000	2,525,160
Total							15,290,500	7,284,519

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	25,000,000	25,000,000	4.50	04/25/2025	613,750	396,040
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	4.50	04/16/2025	1,177,500	777,985
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	42,000,000	42,000,000	4.50	04/28/2025	987,000	667,540
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	80,000,000	80,000,000	4.50	10/07/2024	414,640	430,152
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	4.50	10/10/2024	760,000	549,610
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	4.50	10/02/2024	727,500	786,240
Total							4,680,390	3,607,567

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	6,000,000	(57,314)	—	—	—	(57,314)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	13.196	USD	5,000,000	(973,017)	2,917	—	(575,525)	—	(394,575)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	13.196	USD	10,000,000	(1,946,034)	5,833	—	(1,497,548)	—	(442,653)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	27.870	USD	2,380,780	(395,102)	1,389	—	(119,761)	—	(273,952)
Total								(3,314,153)	10,139	—	(2,192,834)	—	(1,111,180)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $489,874,264, which represents 36.18% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $53,915,789, which represents 3.98% of total net assets.

(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of May 31, 2024 and is not reflective of the cash flow payments.

(e)	Valuation based on significant unobservable inputs.
(f)	Variable rate security. The interest rate shown was the current rate as of May 31, 2024.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2024.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Represents a security purchased on a when-issued basis.
(l)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	38,986,638	901,014,857	(901,945,312)	3,279	38,059,462	15,557	3,475,043	38,067,076
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	197,892,169	4,075,077	201,967,246
Commercial Mortgage-Backed Securities - Agency	—	6,122,629	—	6,122,629
Commercial Mortgage-Backed Securities - Non-Agency	—	47,763,280	—	47,763,280
Residential Mortgage-Backed Securities - Agency	—	1,215,555,080	26,165,117	1,241,720,197
Residential Mortgage-Backed Securities - Non-Agency	—	219,097,055	24,810,970	243,908,025
Call Option Contracts Purchased	—	7,284,519	—	7,284,519
Put Option Contracts Purchased	—	3,607,567	—	3,607,567
Money Market Funds	38,059,462	—	—	38,059,462
Total Investments in Securities	38,059,462	1,697,322,299	55,051,164	1,790,432,925
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Futures Contracts	1,723,373	—	—	1,723,373
Liability
Futures Contracts	(519,951)	—	—	(519,951)
Swap Contracts	—	(1,168,494)	—	(1,168,494)
Total	39,262,884	1,696,153,805	55,051,164	1,790,467,853
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2024 ($)
Asset-Backed Securities — Non-Agency	2,953,987	19,934	-	14,850	2,939,702	(1,853,396)	-	-	4,075,077
Residential Mortgage-Backed Securities — Agency	-	108	-	(108)	26,165,117	-	-	-	26,165,117
Residential Mortgage-Backed Securities — Non-Agency	35,560,637	432,828	14,111	890,429	14,253,878	(26,340,913)	-	-	24,810,970
Total	38,514,624	452,870	14,111	905,171	43,358,697	(28,194,309)	-	-	55,051,164
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2024 was $412,031, which is comprised of Asset-Backed Securities — Non-Agency of $14,850, Residential Mortgage-Backed Securities — Agency of $(108) and Residential Mortgage-Backed Securities — Non-Agency of $397,289.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at May 31, 2024:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	4,075,077
Residential Mortgage-Backed Securities - Agency	Single Market Quotes from Broker	26,165,117
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	24,810,970
Total		55,051,164
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Statement of Assets and Liabilities
May 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,896,610,310)	$1,741,481,377
Affiliated issuers (cost $38,058,242)	38,059,462
Option contracts purchased (cost $19,970,890)	10,892,086
Cash	533,831
Cash collateral held at broker for:
Swap contracts	1,043,000
TBA	2,240,140
Margin deposits on:
Swap contracts	329,811
Receivable for:
Capital shares sold	5,141,220
Dividends	224,048
Interest	6,200,004
Variation margin for futures contracts	1,129,281
Expense reimbursement due from Investment Manager	2,490
Prepaid expenses	8,129
Total assets	1,807,284,879
Liabilities
Unrealized depreciation on swap contracts	1,111,180
Upfront receipts on swap contracts	2,192,834
Payable for:
Investments purchased on a delayed delivery basis	441,780,090
Capital shares redeemed	1,454,003
Distributions to shareholders	4,940,745
Variation margin for futures contracts	1,579,437
Variation margin for swap contracts	4,204
Management services fees	18,114
Distribution and/or service fees	1,504
Transfer agent fees	71,880
Compensation of board members	2,614
Other expenses	53,144
Deferred compensation of board members	203,844
Total liabilities	453,413,593
Net assets applicable to outstanding capital stock	$1,353,871,286
Represented by
Paid in capital	1,831,813,628
Total distributable earnings (loss)	(477,942,342)
Total - representing net assets applicable to outstanding capital stock	$1,353,871,286
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Statement of Assets and Liabilities (continued)
May 31, 2024
Class A
Net assets	$207,274,736
Shares outstanding	12,123,447
Net asset value per share	$17.10
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.63
Advisor Class
Net assets	$22,072,921
Shares outstanding	1,291,669
Net asset value per share	$17.09
Class C
Net assets	$3,565,980
Shares outstanding	208,230
Net asset value per share	$17.13
Institutional Class
Net assets	$380,248,462
Shares outstanding	22,255,842
Net asset value per share	$17.09
Institutional 2 Class
Net assets	$16,546,705
Shares outstanding	968,491
Net asset value per share	$17.09
Institutional 3 Class
Net assets	$724,162,482
Shares outstanding	42,551,339
Net asset value per share	$17.02
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Statement of Operations
Year Ended May 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$3,475,043
Interest	64,247,716
Interfund lending	5,347
Total income	67,728,106
Expenses:
Management services fees	6,951,076
Distribution and/or service fees
Class A	566,758
Class C	48,702
Class R	6,962
Transfer agent fees
Class A	359,074
Advisor Class	33,454
Class C	7,740
Institutional Class	502,037
Institutional 2 Class	10,241
Institutional 3 Class	45,172
Class R	2,236
Custodian fees	46,220
Printing and postage fees	39,613
Registration fees	109,058
Accounting services fees	52,005
Legal fees	27,251
Interest on collateral	326,376
Compensation of chief compliance officer	263
Compensation of board members	27,024
Deferred compensation of board members	36,796
Other	33,182
Total expenses	9,231,240
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(727,555)
Expense reduction	(3,574)
Total net expenses	8,500,111
Net investment income	59,227,995
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(40,800,639)
Investments — affiliated issuers	15,557
Foreign currency translations	1,888
Futures contracts	(8,630,175)
Option contracts purchased	(30,762,065)
Option contracts written	(4,936,847)
Swap contracts	(3,299,994)
Net realized loss	(88,412,275)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,132,371
Investments — affiliated issuers	3,279
Futures contracts	2,920,778
Option contracts purchased	1,497,557
Option contracts written	(377,088)
Swap contracts	7,934,242
Net change in unrealized appreciation (depreciation)	19,111,139
Net realized and unrealized loss	(69,301,136)
Net decrease in net assets resulting from operations	$(10,073,141)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Statement of Changes in Net Assets

	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations
Net investment income	$59,227,995	$51,579,772
Net realized loss	(88,412,275)	(107,914,584)
Net change in unrealized appreciation (depreciation)	19,111,139	(66,590,819)
Net decrease in net assets resulting from operations	(10,073,141)	(122,925,631)
Distributions to shareholders
Net investment income and net realized gains
Class A	(9,014,557)	(9,074,287)
Advisor Class	(906,562)	(880,873)
Class C	(155,433)	(219,813)
Institutional Class	(13,588,950)	(9,686,621)
Institutional 2 Class	(795,794)	(748,007)
Institutional 3 Class	(35,954,015)	(32,489,042)
Class R	(51,277)	(66,598)
Total distributions to shareholders	(60,466,588)	(53,165,241)
Increase (decrease) in net assets from capital stock activity	19,882,745	(137,560,068)
Total decrease in net assets	(50,656,984)	(313,650,940)
Net assets at beginning of year	1,404,528,270	1,718,179,210
Net assets at end of year	$1,353,871,286	$1,404,528,270
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,314,119	22,792,147	1,237,581	22,888,404
Distributions reinvested	398,429	6,872,444	377,554	6,899,532
Shares redeemed	(3,698,855)	(63,848,841)	(3,656,607)	(67,159,893)
Net decrease	(1,986,307)	(34,184,250)	(2,041,472)	(37,371,957)
Advisor Class
Shares sold	703,168	11,932,791	172,987	3,219,521
Distributions reinvested	47,693	823,526	44,442	813,510
Shares redeemed	(601,847)	(10,290,849)	(756,211)	(14,014,640)
Net increase (decrease)	149,014	2,465,468	(538,782)	(9,981,609)
Class C
Shares sold	26,793	465,123	39,114	699,440
Distributions reinvested	8,328	143,808	10,502	192,292
Shares redeemed	(202,788)	(3,503,095)	(316,090)	(5,841,171)
Net decrease	(167,667)	(2,894,164)	(266,474)	(4,949,439)
Institutional Class
Shares sold	11,594,624	201,637,811	8,082,005	145,972,237
Distributions reinvested	752,266	12,957,953	487,810	8,896,781
Shares redeemed	(6,373,491)	(110,174,278)	(8,867,877)	(165,802,392)
Net increase (decrease)	5,973,399	104,421,486	(298,062)	(10,933,374)
Institutional 2 Class
Shares sold	300,278	5,140,331	325,675	6,196,472
Distributions reinvested	46,150	795,337	40,916	746,854
Shares redeemed	(407,039)	(6,969,240)	(570,581)	(10,584,594)
Net decrease	(60,611)	(1,033,572)	(203,990)	(3,641,268)
Institutional 3 Class
Shares sold	12,500,031	216,564,159	13,451,351	246,359,545
Distributions reinvested	2,043,873	35,103,404	1,726,527	31,403,957
Shares redeemed	(17,668,682)	(298,701,351)	(19,004,495)	(347,832,471)
Net decrease	(3,124,778)	(47,033,788)	(3,826,617)	(70,068,969)
Class R
Shares sold	6,266	108,658	4,998	90,915
Distributions reinvested	2,885	49,851	3,621	66,162
Shares redeemed	(117,330)	(2,016,944)	(41,610)	(770,529)
Net decrease	(108,179)	(1,858,435)	(32,991)	(613,452)
Total net increase (decrease)	674,871	19,882,745	(7,208,388)	(137,560,068)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2024	$17.89	0.67	(0.77)	(0.10)	(0.69)	—	(0.69)
Year Ended 5/31/2023	$20.05	0.58	(2.14)	(1.56)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$22.86	0.46	(2.89)	(2.43)	(0.38)	—	(0.38)
Year Ended 5/31/2021(e)	$22.20	0.61	1.00	1.61	(0.68)	(0.27)	(0.95)
Year Ended 5/31/2020(e)	$22.10	0.56	0.06	0.62	(0.52)	—	(0.52)
Advisor Class
Year Ended 5/31/2024	$17.88	0.72	(0.78)	(0.06)	(0.73)	—	(0.73)
Year Ended 5/31/2023	$20.04	0.63	(2.14)	(1.51)	(0.65)	—	(0.65)
Year Ended 5/31/2022	$22.84	0.51	(2.87)	(2.36)	(0.44)	—	(0.44)
Year Ended 5/31/2021(e)	$22.19	0.67	0.99	1.66	(0.74)	(0.27)	(1.01)
Year Ended 5/31/2020(e)	$22.09	0.64	0.06	0.70	(0.60)	—	(0.60)
Class C
Year Ended 5/31/2024	$17.92	0.54	(0.77)	(0.23)	(0.56)	—	(0.56)
Year Ended 5/31/2023	$20.08	0.44	(2.13)	(1.69)	(0.47)	—	(0.47)
Year Ended 5/31/2022	$22.90	0.29	(2.89)	(2.60)	(0.22)	—	(0.22)
Year Ended 5/31/2021(e)	$22.24	0.44	1.00	1.44	(0.51)	(0.27)	(0.78)
Year Ended 5/31/2020(e)	$22.14	0.40	0.06	0.46	(0.36)	—	(0.36)
Institutional Class
Year Ended 5/31/2024	$17.88	0.72	(0.78)	(0.06)	(0.73)	—	(0.73)
Year Ended 5/31/2023	$20.04	0.63	(2.14)	(1.51)	(0.65)	—	(0.65)
Year Ended 5/31/2022	$22.84	0.51	(2.87)	(2.36)	(0.44)	—	(0.44)
Year Ended 5/31/2021(e)	$22.19	0.66	1.00	1.66	(0.74)	(0.27)	(1.01)
Year Ended 5/31/2020(e)	$22.09	0.64	0.06	0.70	(0.60)	—	(0.60)
Institutional 2 Class
Year Ended 5/31/2024	$17.88	0.73	(0.77)	(0.04)	(0.75)	—	(0.75)
Year Ended 5/31/2023	$20.04	0.64	(2.13)	(1.49)	(0.67)	—	(0.67)
Year Ended 5/31/2022	$22.84	0.53	(2.88)	(2.35)	(0.45)	—	(0.45)
Year Ended 5/31/2021(e)	$22.19	0.68	1.00	1.68	(0.76)	(0.27)	(1.03)
Year Ended 5/31/2020(e)	$22.09	0.64	0.06	0.70	(0.60)	—	(0.60)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2024	$17.10	(0.52% )	0.95% (c)	0.90% (c),(d)	3.90%	375%	$207,275
Year Ended 5/31/2023	$17.89	(7.78% )	0.95% (c)	0.93% (c),(d)	3.14%	341%	$252,442
Year Ended 5/31/2022	$20.05	(10.74% )	0.89% (c)	0.89% (c),(d)	2.06%	207%	$323,845
Year Ended 5/31/2021 (e)	$22.86	7.36%	0.91% (c)	0.90% (c),(d)	2.69%	319%	$429,196
Year Ended 5/31/2020 (e)	$22.20	2.81%	0.92% (c)	0.90% (c),(d)	2.61%	326%	$421,105
Advisor Class
Year Ended 5/31/2024	$17.09	(0.27% )	0.70% (c)	0.64% (c),(d)	4.17%	375%	$22,073
Year Ended 5/31/2023	$17.88	(7.56% )	0.70% (c)	0.68% (c),(d)	3.37%	341%	$20,432
Year Ended 5/31/2022	$20.04	(10.49% )	0.64% (c)	0.64% (c),(d)	2.30%	207%	$33,695
Year Ended 5/31/2021 (e)	$22.84	7.53%	0.66% (c)	0.65% (c),(d)	2.94%	319%	$62,560
Year Ended 5/31/2020 (e)	$22.19	3.25%	0.67% (c)	0.65% (c),(d)	2.87%	326%	$99,749
Class C
Year Ended 5/31/2024	$17.13	(1.26% )	1.70% (c)	1.65% (c),(d)	3.13%	375%	$3,566
Year Ended 5/31/2023	$17.92	(8.45% )	1.69% (c)	1.68% (c),(d)	2.36%	341%	$6,737
Year Ended 5/31/2022	$20.08	(11.44% )	1.64% (c)	1.64% (c),(d)	1.31%	207%	$12,902
Year Ended 5/31/2021 (e)	$22.90	6.54%	1.66% (c)	1.65% (c),(d)	1.94%	319%	$17,854
Year Ended 5/31/2020 (e)	$22.24	2.23%	1.67% (c)	1.66% (c),(d)	1.86%	326%	$21,452
Institutional Class
Year Ended 5/31/2024	$17.09	(0.27% )	0.70% (c)	0.64% (c),(d)	4.17%	375%	$380,248
Year Ended 5/31/2023	$17.88	(7.56% )	0.70% (c)	0.68% (c),(d)	3.40%	341%	$291,134
Year Ended 5/31/2022	$20.04	(10.49% )	0.64% (c)	0.64% (c),(d)	2.30%	207%	$332,225
Year Ended 5/31/2021 (e)	$22.84	7.53%	0.66% (c)	0.65% (c),(d)	2.93%	319%	$519,577
Year Ended 5/31/2020 (e)	$22.19	3.25%	0.67% (c)	0.65% (c),(d)	2.86%	326%	$522,050
Institutional 2 Class
Year Ended 5/31/2024	$17.09	(0.18% )	0.60% (c)	0.55% (c)	4.25%	375%	$16,547
Year Ended 5/31/2023	$17.88	(7.47% )	0.60% (c)	0.59% (c)	3.49%	341%	$18,400
Year Ended 5/31/2022	$20.04	(10.41% )	0.56% (c)	0.56% (c)	2.37%	207%	$24,711
Year Ended 5/31/2021 (e)	$22.84	7.62%	0.57% (c)	0.56% (c)	2.99%	319%	$41,073
Year Ended 5/31/2020 (e)	$22.19	3.35%	0.58% (c)	0.56% (c)	2.96%	326%	$30,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2024	$17.81	0.74	(0.77)	(0.03)	(0.76)	—	(0.76)
Year Ended 5/31/2023	$19.96	0.65	(2.13)	(1.48)	(0.67)	—	(0.67)
Year Ended 5/31/2022	$22.75	0.54	(2.87)	(2.33)	(0.46)	—	(0.46)
Year Ended 5/31/2021(e)	$22.10	0.69	0.99	1.68	(0.76)	(0.27)	(1.03)
Year Ended 5/31/2020(e)	$22.00	0.68	0.06	0.74	(0.64)	—	(0.64)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2024	5/31/2023	5/31/2022	5/31/2021	5/31/2020
Class A	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%
Advisor Class	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%
Class C	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%
Institutional Class	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%
Institutional 2 Class	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%
Institutional 3 Class	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2024	$17.02	(0.15% )	0.55% (c)	0.50% (c)	4.31%	375%	$724,162
Year Ended 5/31/2023	$17.81	(7.42% )	0.54% (c)	0.54% (c)	3.54%	341%	$813,449
Year Ended 5/31/2022	$19.96	(10.38% )	0.51% (c)	0.51% (c)	2.45%	207%	$987,973
Year Ended 5/31/2021 (e)	$22.75	7.64%	0.52% (c)	0.52% (c)	3.05%	319%	$1,197,807
Year Ended 5/31/2020 (e)	$22.10	3.40%	0.53% (c)	0.51% (c)	3.01%	326%	$729,991
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2024

Notes to Financial Statements
May 31, 2024
Note 1. Organization
Columbia Quality Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing
Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the

Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,723,373 *
Interest rate risk	Investments, at value — Option contracts purchased	10,892,086
Total		12,615,459

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,168,494 *
Credit risk	Upfront receipts on swap contracts	2,192,834
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	519,951 *
Total		3,881,279

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended May 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(3,299,994)	(3,299,994)
Interest rate risk	(8,630,175)	(30,762,065)	(4,936,847)	—	(44,329,087)
Total	(8,630,175)	(30,762,065)	(4,936,847)	(3,299,994)	(47,629,081)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	7,934,242	7,934,242
Interest rate risk	2,920,778	1,497,557	(377,088)	—	4,041,247
Total	2,920,778	1,497,557	(377,088)	7,934,242	11,975,489
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	692,449,026
Futures contracts — short	501,612,702
Credit default swap contracts — buy protection	6,726,008
Credit default swap contracts — sell protection	36,321,520

Derivative instrument	Average value ($)
Option contracts purchased	10,400,376
Option contracts written	(917,554)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of May 31, 2024:
	Citi ($) (a)	Citi ($) (a)	Goldman Sachs International ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Call option contracts purchased	1,779,260	-	-	5,505,259	-	7,284,519
Put option contracts purchased	1,375,802	-	777,985	1,453,780	-	3,607,567
Total assets	3,155,062	-	777,985	6,959,039	-	10,892,086
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	4,204	4,204
OTC credit default swap contracts (c)	-	970,100	-	2,333,914	-	3,304,014
Total liabilities	-	970,100	-	2,333,914	4,204	3,308,218
Total financial and derivative net assets	3,155,062	(970,100)	777,985	4,625,125	(4,204)	7,583,868
Total collateral received (pledged) (d)	3,155,062	(970,100)	760,000	4,254,000	(4,204)	7,194,758
Net amount (e)	-	-	17,985	371,125	-	389,110

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2024 was 0.49% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.14 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $3,574.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $387,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	34,835
Class C	—	1.00 (b)	612

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2023 through September 30, 2024 (%)	Prior to October 1, 2023 (%)
Class A	0.86	0.91
Advisor Class	0.61	0.66
Class C	1.61	1.66
Institutional Class	0.61	0.66
Institutional 2 Class	0.51	0.57
Institutional 3 Class	0.46	0.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, distributions, foreign currency transactions and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
31,849	(31,849)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2024			Year Ended May 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
60,466,588	—	60,466,588	53,165,241	—	53,165,241
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
5,141,455	—	(305,600,539)	(172,338,669)
At May 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,960,613,688	13,107,550	(185,446,219)	(172,338,669)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(177,909,499)	(127,691,040)	(305,600,539)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,830,299,827 and $6,936,774,406, respectively, for the year ended May 31, 2024, of which $6,556,351,990 and $6,558,057,845, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,816,667	5.84	12
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended May 31, 2024.
Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and

Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At May 31, 2024, affiliated shareholders of record owned 72.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not
Columbia Quality Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Quality Income Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Quality Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Quality Income Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Quality Income Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Section 163(j) Interest Dividends
100.00%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.

Columbia Quality Income Fund  | 2024

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Columbia Quality Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN236_05_P01_(07/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2024